Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
Equity securities
Debt securities
General accounts
Separate accounts
Pooled funds
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	7,033	9,207
General accounts	36,991	34,663
Separate accounts	15,961	16,569
Other	1,439	5,850
Total	1,187,881	1,244,530
Japanese plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	122
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	117,841	116,183
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	134,070	115,773
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	29,153	32,886
Debt securities	75,526	71,487
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	188,020	234,226
Debt securities	160,851	146,709
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	196,473	231,404
Debt securities	224,401	229,573
Japanese plans [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	7,033	9,207
Other	314	32
Total	674,218	767,622
Japanese plans [member] | Level 1 [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	4,476	3,859
Japanese plans [member] | Level 1 [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	29,153	32,885
Debt securities	75,526	71,487
Japanese plans [member] | Level 1 [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	188,020	234,226
Debt securities	4,495	3,036
Japanese plans [member] | Level 1 [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	196,401	231,162
Debt securities	168,800	181,728
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
General accounts	36,991	34,663
Separate accounts	15,961	16,569
Other	1,125	5,818
Total	513,663	476,908
Japanese plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	122
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	117,841	116,183
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	129,594	111,914
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities		1
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Debt securities	156,356	143,673
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	72	242
Debt securities	55,601	47,845
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	25,202	36,373
Other	20,196	14,611
Total	848,503	860,858
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	55,802	53,100
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	107,319	91,264
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	49,198	61,520
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	321,440	247,386
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	8,673	13,970
Debt securities	389	433
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	60,026	94,332
Debt securities	123,331	119,942
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	66,798	117,017
Debt securities	10,129	10,910
Foreign plans [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	25,202	36,373
Other	524	(1,447)
Total	169,374	264,513
Foreign plans [member] | Level 1 [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	8,151	8,882
Foreign plans [member] | Level 1 [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	8,673	13,970
Foreign plans [member] | Level 1 [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	60,026	94,332
Foreign plans [member] | Level 1 [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	66,798	112,403
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Other	19,672	16,058
Total	679,129	596,345
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	55,802	53,100
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	107,319	91,264
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	49,198	61,520
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	313,289	238,504
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Debt securities	389	433
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Debt securities	123,331	119,942
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities		4,614
Debt securities	¥ 10,129	¥ 10,910